Common shares (Details) - USD ($)				9 Months Ended
	Aug. 12, 2024	Aug. 09, 2024	Feb. 26, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Common shares
Issuance of common shares (note 14) (in shares)				2,828,249
Gross proceeds				$ 495,649	$ 6,620,699
Percentage Of Vote Cast By The Holder Of Common Shares	66.67%
Common shares outstanding				33,967,600		42,774,011
Preferred shares issued
Preferred shares outstanding
Private Placement
Common shares
Issuance of common shares (note 14) (in shares)			2,828,249
Issue price per common share			$ 0.2
Gross proceeds			$ 565,649
Financing costs recorded as a reduction in equity			$ 70,000
PA Settlement Agreement [Member]
Common shares
Issuance of common shares (note 14) (in shares)		11,634,660
Arrangement Agreement [Member]
Common shares
Common share to be exchanged per share	$ 0.01149
Common Stock, Shares, Issued	25,304,971
Percentage Of Common Shares Owned By Madryn	95.30%
Percentage Of Share Issue To The Company Shareholder	95.30%
Mutual termination fee	$ 1,900,000
Common shares outstanding	1,680,718
Percentage of share outstanding	5.55%
Members' Capital	$ 1,315
Diluted basis common stock issued	16,536,208
Percentage of diluted basis common stock issue	48.70%
Cancellation Of Outstanding Common Share	11,634,660
Percentage locked up share outstanding	72.50%
Percentage of premium value of consideration payable	20.00%
Neuronetics Shareholders [Member] | Arrangement Agreement [Member]
Common shares
Subsidiary, Ownership Percentage, Parent	57.00%
Companys Shareholders [Member] | Arrangement Agreement [Member]
Common shares
Subsidiary, Ownership Percentage, Noncontrolling Owner	43.00%